Subsequent events	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent events [Line Items]
Subsequent events

Note 17 — Subsequent events

The Company has evaluated events subsequent to June 30, 2021 and through the issuance date of September 1, 2021. The following events occurring subsequent to the balance sheet date merited recognition or disclosure in these statements.

Debra Crow, a prior executive officer of Legacy Volta was terminated on July 31, 2021. Upon termination, Debra had 9.5 years during which she could exercise her 140,000 Class B Common Stock options granted on January 22, 2021. Additionally, the Partial Recourse Promissory Notes which had been issued in exchange for the exercise of Class A and Class B Common Stock Options in December 2020 for $1.0 million in principal plus accrued interest have an extended maturity date to December 6, 2021 as opposed to the original maturity upon termination of employment.

Pursuant to the merger agreement described in Note 1 — Description of Business, on August 26, 2021, the Company was merged with and into a subsidiary of TortoiseCorp II, and became a wholly-owned subsidiary of TortoiseCorp II. TortoiseCorp II changed its name to Volta Inc., and the subsidiary changed its name to Volta Charging Industries, LLC (“Successor Volta”). Immediately following the consummation of the transaction, the post-combination company changed its name to Volta Inc. and began to trade on the NYSE under the ticker symbol “VLTA” on August 27, 2021. The Company and any of its subsidiaries are the surviving company listed on the NYSE.

Prior to the Business Combination, the entire unpaid principal balance, together with the accrued and unpaid interest thereon, of all partial recourse promissory notes issued to executive officers (see Note 16 — Related party transactions) were settled through the issuance of Class A and B Common Stock which were pledged as collateral under the promissory notes agreements. Immediately prior to the Business Combination, all outstanding shares of the Company’s Preferred Stock and Class B Common Stock were converted into the right to receive 102,924,491 shares of Class A Common Stock of the combined company and the Company’s Class A Common Stock was converted into the right to receive 9,887,185 shares of Class B Common Stock of the combined company. Upon the Closing of the Business Combination in Q3 of 2021, a total of 161,714,389 shares of Common Stock of the combined company will be outstanding, comprised of 9,887,185 shares of Class B Common Stock and 151,827,204 shares of Class A Common Stock, including the other outstanding shares of Class A Common Stock of TortoiseCorp II prior to the Business Combination and issued in connection with the concurrent private placement which closed with the Business Combination. The post-combination Company’s Class A Common Stock began trading on the NYSE in Q3 2021 under the symbol “VLTA”.

Note 17 — Subsequent events

The Company has evaluated events subsequent to December 31, 2020 and through the issuance date of May 12, 2021. The following events occurring subsequent to the balance sheet date merited recognition or disclosure in these statements.

In January and February 2021, the Company issued 3,891,256 shares of Series D Preferred Stock for $28.7 million with a par value of $0.001 per share. Each share of Series D Preferred Stock will have a stated value of $7.38 per share. At any time, the Series D Preferred Stock can be converted into shares of Class A Common Stock at $7.38 per share.

From January through March 2021, the Company issued 6,209,918 shares of Class B Common Stock, which includes 5,700,000 shares of restricted stock awards that were issued to related parties and became fully vested upon issuance. The Company received proceeds of $0.9 million related to this issuance. In January and March 2021, the Company granted 9,611,840 and 275,052 options, respectively, to purchase shares of its Class B Common Stock at an exercise price of $3.06 per share and $7.48 per share, pursuant to the Volta Option Plan.

In February 2021, the Company entered into promissory note agreements with related parties where the Company loaned $8.3 million at an interest rate of 3.25%. The entire unpaid principal and interest balances on the total amount of the notes are due in February 2025, and 3,407,015 shares of issued and outstanding Class B Common Stock are pledged as collateral by the related parties for these promissory notes.

On February 7, 2021, the Company entered into a Business Combination Agreement with Tortoise Acquisition Corp. II. Immediately following the Closing of the proposed transaction, the post-combination company intends to change its name to Volta Industries, Inc. and expects to trade on the New York Stock Exchange (“NYSE”) under the ticker symbol “VLTA”, pending NYSE approval. The Company and any of its subsidiaries will be the surviving company listed on the NYSE. Prior to the Business Combination, the entire unpaid principal balance, together with the accrued and unpaid interest thereon, of all partial recourse promissory notes issued to executive officers (see Note 16 — Related party transactions) are expected to be paid. Immediately prior to the Business Combination, all outstanding shares of the Company’s Preferred Stock are expected to be converted into 66,927,034 shares of Common Stock. Upon the expected Closing of the Business Combination in Q2 of 2021, a total of 93,488,363 shares of Common Stock are expected to be outstanding. The Company’s Common Stock is expected to begin trading on the NYSE in Q2 2021 under the symbol “VLTA”.

In March 2021, the Company formed a new wholly-owned subsidiary, Volta Canada Inc. In April 2021, the Company formed two new wholly-owned subsidiaries, Volta Charging Germany GmbH and Volta France SARL.

In April 2021, the Company entered into and executed an asset acquisition agreement with 2Predict, Inc., pursuant to which the seller agreed to sell certain assets to the Company. The assets purchased consist of intellectual property, including rights against third parties related to, insurance benefits arising from or relating to and goodwill in and to the intellectual property. The purchase price consisted of: (i) cash consideration of $0.2 million, and (ii) equity consideration of 150,134 shares of Class B Common Stock.

Tortoise Acquisition Corp. II [Member]
Subsequent events [Line Items]
Subsequent events

NOTE 10. SUBSEQUENT EVENTS

On February 7, 2021, the Company, First Merger Sub and Second Merger Sub entered into a Business Combination Agreement with Volta, pursuant to which First Merger Sub will merge with and into Volta, with Volta surviving the First Merger as a wholly owned subsidiary of the Company, and the Surviving Corporation will subsequently merge with and into Second Merger Sub with Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of the Company. The announcement of the Proposed Business Combination and related agreements were filed with the SEC on a Form 8-K on February 8, 2021.

Completion of the Proposed Business Combination is subject to the satisfaction of the conditions stated in the Business Combination Agreement. Prior to the effective time of the First Merger (the “Effective Time”), the Company will domesticate (the “Domestication”) as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law (the “DGCL”) and the applicable provisions of the Companies Act (2020 Revision) of the Cayman Islands (the “Companies Act”). The Company expects to complete the Proposed Business Combination late in the third quarter of 2021. The Outside Date under (and as defined in) the Business Combination Agreement has been automatically extended to 240 days from 210 days as a result of Volta’s non-delivery of its PCAOB Financial Statements (as defined in the Business Combination Agreement) within the 90-day period following execution of the Business Combination Agreement.

Stockholder Support Agreement

In connection with the execution of the Business Combination Agreement, the Company entered into a Stockholder Support Agreement (the “Stockholder Support Agreement”) with Volta and certain shareholders of Volta pursuant to which such shareholders agreed to vote all of their shares of Volta’s Class A common stock, par value $0.001 per share (“Volta Class A Common Stock”) and shares of Volta’s Class B common stock, par value $0.001 per share (“Volta Class B Common Stock” and, together with the Volta Class A Common Stock, the “Volta Common Stock”) and shares of Volta’s preferred stock (“Volta Preferred Stock”) in favor of the approval and adoption of the Proposed Business Combination and related transactions (the “Proposed Transactions”), including agreeing to execute a written consent within forty-eight hours of a registration statement on Form S-4 filed by the Company becoming effective. Additionally, such shareholders have agreed, among other things, not to, prior to the Effective Time (a) transfer any of their shares of Volta Common Stock and Volta Preferred Stock (or enter into any arrangement with respect thereto), subject to certain customary exceptions or (b) enter into any voting arrangement that is inconsistent with the Stockholder Support Agreement.

Lock-Up Agreement

In connection with the execution of the Business Combination Agreement, the founders of Volta entered into a Lock-Up Agreement with the Company and Volta pursuant to which they have agreed, subject to certain customary exceptions, not to effect any (a) direct or indirect sale, assignment, pledge, hypothecation, disposition, loan or other transfer, or entry into any agreement with respect to any sale, assignment, pledge, hypothecation, disposition, loan or other transfer, with respect to any shares of the Company’s domesticated Class A common stock (the “Class A Common Stock”) or domesticated Class B common stock (the “Class B Common Stock”) held by them immediately after the Effective Time, including any shares of Class A Common Stock or Class B Common Stock issuable upon the exercise of options or warrants to purchase shares of Class A Common Stock or Class B Common Stock held by them immediately following the closing of the Proposed Transactions (the “BCA Closing”) or (b) publicly announce any intention to effect any transaction specified in clause (a), in each case, until the date that is the earlier of (i) one year after the BCA Closing and (ii) the earlier to occur of, subsequent to the BCA Closing, (x) the first date on which the last reported sale price of the Class A Common Stock equals or exceeds $12.00 per share (as equitably adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading-day period commencing at least 150 days after the BCA Closing and (y) the date on which there is consummated a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of Class A Common Stock for cash, securities or other property.

The Company’s bylaws after the BCA Closing will include transfer restrictions on its securities issued to the investors of Volta in connection with the First Merger for a period of six (6) months after the BCA Closing.

Sponsor Letter

In connection with the execution of the Business Combination Agreement, the Company entered into a letter agreement with Volta, the Sponsor and the other holders of the Founder Shares pursuant to which, among other things, the Sponsor and each other holder agreed to (a) waive the anti-dilution rights set forth in Article 17.3 of the amended and restated memorandum and articles of association, (b) comply with the non-solicitation provisions in the Business Combination Agreement and (c) vote all of the Company’s ordinary shares held by them in favor of the adoption and approval of the Business Combination Agreement and the Proposed Transactions.

Subscription Agreements

In connection with the execution of the Business Combination Agreement, the Company entered into separate subscription agreements (collectively, the “Subscription Agreements”) with a number of investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 30,000,000 shares of Class A Common Stock (the “Private Placement Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $300,000,000, in a private placement.

The closing of the sale of the Private Placement Shares pursuant to the Subscription Agreements will take place on the date of, and at a time immediately prior to or substantially concurrently with, the BCA Closing and is contingent upon, among other customary closing conditions, the consummation of the Proposed Transactions. The purpose of the Private Placement is to raise additional capital for use by the combined company following the BCA Closing.

Pursuant to the Subscription Agreements, the Company agreed that, within 30 calendar days after the consummation of the Proposed Transactions, it will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of the Private Placement Shares (the “Private Placement Resale Registration Statement”), and to use commercially reasonable efforts to have the Private Placement Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) 60 calendar days (or 90 calendar days if the SEC notifies the Company that it will review the Private Placement Resale Registration Statement) following the BCA Closing and (ii) the tenth business day after the SEC notifies the Company that the Private Placement Resale Registration Statement will not be reviewed or will not be subject to further review.

Also, in January 2021, in connection with the Proposed Transactions, the Company engaged Barclays Capital Inc. (“Barclays”) and Goldman Sachs & Co LLC (“Goldman” and, together with Barclays, the “Placement Agents”) pursuant to an engagement letter to act as co-placement agents in connection with the potential sale of its equity-linked securities to one or more financial investors. An aggregate fee of 3.0% of the gross proceeds received by the Company from a sale of the securities in such offering (or $9.0 million) will be payable to the Placement Agents, subject to the completion of the offering. The Company also engaged Barclays under such engagement letter to act as the Company’s financial advisor and capital markets advisor in connection with the Proposed Transactions, and the Company agreed to pay a fee of $3.0 million to Barclays for such services, subject to the consummation of the Proposed Transactions.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through May 6, 2021, the date the financial statements were issued. Other than as described herein, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9. SUBSEQUENT EVENTS

Since June 30, 2021, the Company has borrowed an additional $100,000 of Working Capital Loans resulting in $700,000 of Working Capital Loans outstanding under the May 2021 Promissory Note.

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were issued, require potential adjustment to or disclosure in the unaudited condensed financial statements and has concluded that, other than contained herein, all such events that would require recognition or disclosure have been recognized or disclosed.